Income Taxes - Schedule of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Provision at federal statutory tax rate	35.00%	34.00%	34.00%
State income taxes-net of federal tax impact	0.70%	5.60%	2.10%
Foreign income	0.60%	(2.00%)	(3.30%)
Net adjustments to tax accruals and other	0.10%	4.60%	(4.40%)
Valuation allowance	76.50%	(49.40%)	(32.50%)
Stock-based compensation	(30.00%)	12.40%	(6.70%)
Effective tax rate	82.90%	5.20%	(10.80%)